SHARE-BASED COMPENSATION - Options Valuation Assumption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation		$ 225,000
Stock Options
SHARE-BASED COMPENSATION
Weighted-Average Risk-Free Annual Interest Rate		0.29%
Weighted-Average Expected Annual Dividend Yield		0.00%
Weighted-Average Expected Stock Price Volatility		84.60%
Weighted-Average Expected Life in Years		4 years
Weighted-Average Estimated Forfeiture Rate		0.00%
Weighted-average fair value of stock options granted (in dollar per share)		$ 0.34
Weighted-average remaining contractual life	2 years 4 months 24 days	3 years 4 months 24 days
Share-based compensation	$ 1,934,561	$ 4,442,223